Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2017
Auditor's remuneration
Schedule of auditor's remuneration

EY	2017 £m	2016 (1) £m
Fees payable for the audit of the Group’s annual accounts	4.0	4.0
- the audit of the company’s subsidiaries	22.9	20.7
- audit-related assurance services (2)	4.3	4.0
Total audit and audit-related assurance services fees	31.2	28.7

Other assurance services	1.7	3.4
Corporate finance services (3)	0.2	0.2
Total other services	1.9	3.6

Deloitte	2017 £m	2016 (4) £m
Fees payable to the auditor and its associates for other services to the Group	—	—
- the audit of the company’s subsidiaries	—	0.2
- audit-related assurance services (5)	—	0.5
Total audit and audit-related assurance services fees	—	0.7

Other assurance services	—	0.2
Corporate finance services (6)	—	1.3
Total other services	—	1.5
Total	—	2.2

Notes:

(1)	Includes fees for the period EY were principal Group auditor (2016 - 1 January 2016 – 31 December 2016; Deloitte 2016 to effective resignation on 24 March 2016.)

(2)

Comprises fees of £1.1 million (2016 - £1.1 million) in relation to reviews of interim financial information, £2.5 million (2016 - £2.2 million) in respect of reports to the Group’s regulators in the UK and overseas, £0.7 million (2016 - £0.7 million) in relation to non-statutory audit opinions.

(3)	Comprises fees of £0.2 million (2016 - £0.2 million) in respect of work performed by the auditors as reporting accountants on debt and equity issuances undertaken by the Group.

(4)	Includes fees for the period Deloitte were principal Group auditor (2016 1 January 2016 to effective resignation on 24 March 2016)

(5)

Comprises no fees (2016 - nil) in relation to revenues of interim financial information, no fees (2016 - £10 million) in respect of reports to the Group’s regulators in the UK and overseas, no fees (2016 - £0.2 million) in respect of internal controls assurance, and no fees in relation to non-statutory audit opinions.

(6)

Comprises no fees (2016 £1.4 million) in respect of work performed by the auditors as reporting accountants as debt and equity issuances undertake by the Group, including securitisations, no fees (2016 - £0.1 million), and no fees (2016 – nil) in relation to working capital report in correction with a circular to shareholders.